INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to with holdings tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended December 31, 2025 and 2024. Therefore, no Hong Kong profit tax has been provided for the years ended December 31, 2025 and 2024.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

U.S.

For entities operating in Delaware with a physical presence, the effective rate includes the State of Delaware corporate income tax rate of 8.7%. The U.S. federal corporate income tax is charged at a flat rate of 21%. The Company’s U.S. subsidiaries are taxed at the combined statutory income tax rate.

Composition of loss before income tax for the periods presented by jurisdictions is as follows:

	As of
	December 31, 2025	December 31, 2024	December 31, 2023
Chinese Mainland	$(1,424,632)	$286,061	$1,333,820
Other jurisdictions	(3,965,978)	(1,011,935)	(2,496)
Total	$(5,390,610)	$(725,874)	$1,331,324

The components of the income tax provision are:

	As of
	December 31, 2025	December 31, 2024	December 31, 2023
Current income tax expense	$792	$298,461	$344,853
Deferred income tax expense/(benefit)	85,293	(178,494)	-
Total	$86,085	$119,967	$344,853

The income tax provision is included in our consolidated statement of operations and comprehensive income.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
(Loss)/income before income taxes	(5,390,610)		(725,874)		1,331,324
Income tax expense computed at PRC statutory income tax rate of 25%	(1,347,653)	25.0%	(181,469)	25.0%	332,831	25.0%
Foreign tax effects	991,495	(18.4)%	252,879	(34.8)%	450	0.0%
Nontaxable or nondeductible items	33,618	(0.6)%	44,040	(6.1)%	7,267	0.5%
Other adjustments
Tax incentives relating to R&D expenditures	-	0.0%	(221,954)	30.6%	-	0.0%
Effect of preferential tax of PRC subsidiary	352,925	(6.6)%	(39,143)	5.4%	-	0.0%
Effect of deferred income tax arising from operating lease	(91,713)	1.7%	-	0.0%	-	0.0%
Changes in valuation allowance	147,413	(2.7)%	265,614	(36.6)%	4,305	0.3%
Income tax expense	86,085	(1.6)%	119,967	(16.5)%	344,853	25.9%

The PRC statutory income tax rate was used because the majority of the Company’s operations are based in PRC.

For the year ended December 31, 2025, the Company paid $0 and $0 income taxes in Chinese Mainland and other jurisdictions, respectively.

	As of
	December 31, 2025	December 31, 2024
Deferred tax assets:
Lease liability, net	$245,571	$-
Net operating loss carryforwards-PRC	156,031	437,806
Valuation allowance	(154,293)	(261,846)
Total deferred tax assets	247,309	175,960

Deferred tax liabilities
Right-of-use assets, net	151,308	-
Total deferred tax liabilities	151,308	-

Net deferred tax assets	96,001	175,960
Net deferred tax liabilities	-	-

14. INCOME TAXES – continued

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	December 31, 2025	December 31, 2024
Balance as of January 1,	261,846	-
Current year addition	147,310	265,614
Write-off	(263,106)	-
Exchange rate effect	8,243	(3,768)
Balance as of December 31,	154,293	261,846

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2025 and 2024, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

As of December 31, 2025 and 2024, there was no tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability.

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2025 and 2024. The Company did not incur any interest or penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2021 to 2025 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.